Fair Value Information (Details) - Schedule of the related information of natures of the assets and liabilities	Dec. 31, 2022 USD ($)
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$ 1,073,229
Financial liabilities at fair value through profit or loss
Warrant liabilities	2,042,410
Level 1 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company
Financial liabilities at fair value through profit or loss
Warrant liabilities	2,042,410
Level 2 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company
Financial liabilities at fair value through profit or loss
Warrant liabilities
Level 3 [Member]
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	1,073,229
Financial liabilities at fair value through profit or loss
Warrant liabilities